Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 - RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao

(1) Due to related parties

Due to lack of cash resources, Mr. Szuhao Huang made fund to Cordyceps Sunshine Taiwan Branch to finance its operation. These funds were interest free before January 1, 2023 ,non-secured, due on demand. In 2022, Mr. Huang agreed to offset his advances to the Company with the Company’s advance to Gasar Biotechnology Co., Ltd. According to the supplementary agreement, these funds bore an interest rate of 4.125% from January 1, 2023.The balance due to Mr. Szuhao Huang was $14,202,and $0, as of December 31, 2023 and 2022 respectively.

(2) Sales to related parties

The Company sold newly developed products processed with cordyceps and taiwanofungus of $121,811, $ $53,304 and $0 to Gasar Biotechnology Co., Ltd. For the years  ended December 31, 2023, 2022 and 2021 respectively. The related cost of revenue was $29,906, $13,746 and $0 for the years ended December 31, 2023, 2022 and 2021 respectively.